CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (63,689)	$ (78,539)
Other comprehensive income, net of tax
Unrealized loss on available for sale securities	(361)	0
Other comprehensive loss	(361)	0
Comprehensive loss	$ (64,050)	$ (78,539)